Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The disclosure in this section shall not be deemed to be incorporated by reference into any prior or subsequent filing by Mesa under the Securities Act of 1933 or the Exchange Act of 1934, except to the extent Mesa specifically incorporates it by reference therein.

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act.

Our Most Important Metrics Used for Linking Pay and Performance

As required by Item 402(v), below are the most important metrics our Committee used to link executive pay to performance for fiscal year 2024. Our stock price performance, as reflected by our absolute TSR, directly impacts the value of the equity compensation awards we grant to executive officers. Both of the other metrics below are used for purposes of determining payouts under either our executive annual cash incentive compensation program or our executive PSU program.

●	Revenues Growth
●	Adjusted Operating Income, or "AOI", as a percentage of total revenues
●	Organic Revenues Growth

Pay versus Performance Table

The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (6)	Adjusted Operating Income (7)
2024	$5,435,566	$78,000	$1,782,956	$1,100,784	$49.22	$86.38	$(254,246,000)	$45,968,000
2023	$5,190,371	$(3,599,238)	$1,480,753	$544,787	$77.93	$117.40	$930,000	$44,679,000
2022	$18,076,981	$16,814,532	$1,452,226	$1,785,085	$113.28	$148.89	$1,871,000	$37,899,000
2021	$2,557,718	$9,554,025	$927,468	$2,393,032	$107.96	$174.90	$3,274,000	$36,139,000

(1)	NEOs included in these columns reflect the following individuals:
Year	PEO	Non-PEO NEos
2021	Gary Owens	John Sakys, Brian Archbold, and Greg DiNoia
2022	Gary Owens	John Sakys, Brian Archbold, and Greg DiNoia
2023	Gary Owens	John Sakys, Brian Archbold, and Greg DiNoia
2024	Gary Owens	John Sakys and Brian Archbold

(2)	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for FY24 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

PEO Total Compensation Amount	$ 5,435,566	$ 5,190,371	$ 18,076,981	$ 2,557,718
PEO Actually Paid Compensation Amount	$ 78,000	(3,599,238)	16,814,532	9,554,025
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid

	Fiscal Year
	2024		2023		2022		2021
	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)	(For PEO)	(Average For Non-PEO NEOs)
Summary Compensation Table Total	$5,435,566	$1,782,956	$5,190,371	$1,480,753	$18,076,981	$1,452,226	$2,557,718	$927,468
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(4,334,852)	(1,234,991)	(4,168,237)	(865,766)	(16,417,012)	(848,551)	(1,813,876)	(561,449)
(Minus): Change in Pension Value	-	-	-	-	-	-	-	-
Plus: Pension Service Cost and Associated Prior Service Cost	-	-	-	-	-	-	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	3,304,206	941,358	2,260,544	424,417	13,533,230	788,665	1,955,736	605,850
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(3,690,852)	(261,445)	(5,202,624)	(210,448)	555,610	159,474	6,731,343	1,436,656
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	-	-	-	45,816	-	-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(636,068)	(127,094)	(1,679,292)	(329,985)	1,065,723	233,271	123,104	(15,493)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	-	-	-	-	-	-	-	-
Plus/(Minus): Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	-	-	-	-	-	-	-	-
Compensation Actually Paid	$78,000	$1,100,784	$(3,599,238)	$544,787	$16,814,532	$1,785,085	$9,554,025	$2,393,032

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year FY24
Restricted Stock Units
Stock Price	$109.73 - $174.73
Performance Share Units
Financial Metric Multiplier	0% - 200%
TSR Realized Performance (Percentile)	10P
Volatility	46%
Risk-Free Interest Rate	4.5%
Stock Options
Expected Term (years)	0.5 – 3.5
Strike Price	$122.98 - $268.85
Volatility	38% - 51%
Dividend Yield	0.4% - 0.6%
Risk-Free Interest Rate	4.0% - 5.3%

(4)

Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)

Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 of the 2024 CD&A peer group for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, assuming reinvestment of dividends. Three peers from the prior CD&A peer groups, Cardiovasular Systems, Inc., Heksa Corporation, and Meridian Bioscience, Inc. were acquired during the period and, as a result, are omitted from the peer group. The following companies were added to the peer group for 2024 as the company included additional peers in their compensation benchmarking:

o	Adaptive Biotechnologies Corporation
o	Artivion
o	BioLife Solutions
o	Codexis
o	Cytek Biosciences
o	Harvard Bioscience
o	Inogen
o	Maravai LifeSciences Holdings
o	Quanterix Corporation
o	NW Wind Down Co. (Formerly Nanostring Technologies)

The following table presents the current peer group and pro-forma TSR excluding these added companies.

	Value of Initial Fixed $100 Investment Based On:
Fiscal Year Ended March 31,	MLAB Total Shareholder Return	As Reported	Excluding New Peers
2024	$49.22	$86.38	$124.39
2023	$77.93	$89.38	$119.69
2022	$113.28	$134.31	$150.62
2021	$107.96	$188.25	$195.56

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)	The Company's adjusted operating income, a non-GAAP measure. See Appendix A.

Non-PEO NEO Average Total Compensation Amount	$ 1,782,956	1,480,753	1,452,226	927,468
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,100,784	544,787	1,785,085	2,393,032
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The graph below describes the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to the Company’s other NEOs to the Company’s TSR over the three-year period from March 31, 2020 until March 31, 2024, assuming an initial investment of $100 on March 31, 2020. As the graph shows, this relationship is generally aligned in large part because a significant portion of the compensation actually paid to the Company’s NEOs is in the form of equity awards, the value of which is impacted by the stock price changes.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and GAAP Net Income

The graph below shows the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to the Company’s other NEOs to the Company’s GAAP net income for the three years presented in the Pay versus Performance Table. Mesa does not use net income as a performance measure in its executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Operating Income

The graph below shows the relationship between compensation actually paid to Mr. Owens and the average compensation actually paid to the Company’s other NEOs to the Company’s adjusted operating income for the three years presented in the Pay versus Performance Table. As described above, adjusted operating income is defined as the Company’s total operating income reported under U.S. GAAP, adjusted to exclude amortization of intangible assets acquired in a business combination, stock-based compensation expense, and any impairment expense. While the Company uses other financial and non-financial performance measures in its compensation programs, Mesa has determined that adjusted operating income is the most important performance measure used to link compensation actually paid to the Company’s NEOs for fiscal year 2024 to Company performance.

Total Shareholder Return Amount	$ 49.22	77.93	113.28	107.96
Peer Group Total Shareholder Return Amount	86.38	117.4	148.89	174.9
Net Income (Loss)	$ 254,246,000	$ 930,000	$ 1,871,000	$ 3,274,000
Company Selected Measure Amount	45,968,000	44,679,000	37,899,000	36,139,000
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,334,852)	(4,168,237)	(16,417,012)	(1,813,876)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,304,206	2,260,544	13,533,230	1,955,736
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,690,852)	(5,202,624)	555,610	6,731,343
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(636,068)	(1,679,292)	1,065,723	123,104
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,234,991	865,766	848,551	561,449
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	941,358	424,417	788,665	605,850
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,445	210,448	159,474	1,436,656
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	45,816	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	127,094	329,985	233,271	15,493
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0